TAXES ON INCOME	12 Months Ended
Aug. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 15 - TAXES ON INCOME:

Taxes on income included in the consolidated statements of operations represent current taxes due to taxable income of the Company and its Subsidiary.

a.	Corporate taxation in the U.S.

The applicable corporate tax rate for the Company is 35%.

As of August 31, 2012, the Company has an accumulated tax loss carryforward of approximately $4,896,605 (as of August 31, 2011, approximately $3,468,280). Under U.S. tax laws, carryforward tax losses expire 20 years after the year in which incurred. In the case of the Company the net loss carryforward will expire in the years 2025 through 2032.

b.	Corporate taxation in Israel:

The Subsidiary is taxed in accordance with Israeli tax laws. The regular corporate tax rate in Israel for 2012 is 25%.

On December 6, 2011, the "Tax Burden Distribution Law" Legislation Amendment (2011) was published in the Official Gazette. Under this law, the previously approved gradual decrease in the corporate tax rate was cancelled. The Corporate tax rate will increase to 25% beginning 2012.

As of August 31, 2012, the Subsidiary has an accumulated tax loss carryforward of approximately $5,905,361 (as of August 31, 2011, approximately $3,328,946).

Deferred income taxes:

	August 31
	2012	2011
In respect of:
Net operating loss carryforward	3,190,152	1,813,108
Less - Valuation allowance	(3,190,152)	(1,813,108)
Net deferred tax assets	-,-	-,-

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carryforwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a full valuation allowance.

c.	Loss before taxes on income and income taxes included in the income statements of operations:

			Period from April
			12, 2002
			(inception)
	Year ended		through
	August 31		August 31,
	2012	2011	2012
Loss before taxes on income:
U.S.	599,067	415,836	8,440,543
Outside U.S.	2,655,193	1,169,389	9,210,458
	$3,254,260	$1,585,225	$17,651,001
Taxes on income:
Current:
U.S.	(7,569)	(33,567)	62,001
Outside U.S.	97,787	9,587	202,755
	$90,218	$(23,980)	$264,756

d.	Reconciliation of the statutory tax benefit to effective tax expense

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in the United States, and the actual tax expense:

			Period from April
			12, 2002
			(inception)
	Year ended		through
	August 31		August 31,
	2012	2011	2012
Loss before income taxes as reported in
the consolidated statement of operations	$(3,254,260)	$(1,585,225)	$(17,651,001)
Statutory tax benefit	(1,138,991)	(554,829)	(6,177,851)
Increase (decrease) in income taxes
resulting from:
Change in the balance of the valuation
allowance for deferred tax losses	516,749	(58,357)	2,762,468
Disallowable deductions	120,156	481,122	2,244,091
Increase in taxes resulting from
different tax rates applicable to
Subsidiary	502,086	132,064	1,183,796
Uncertain tax position	90,218	(23,980)	228,272
Taxes on income for the reported year	$90,218	$(23,980)	$240,776

e.	Uncertainty in Income Taxes

ASC No.740 "Income Taxes" requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position. Changes in judgment as to recognition or measurement of tax positions can materially affect the estimate of the effective tax rate and consequently, affect the operating results of the Company. The Company recognizes interest and penalties related to its tax contingencies as income tax expense. As of August 31, 2012 and 2011, the Company recorded $15,539 and $34,105, respectively, of penalties related to tax contingencies.

The following table summarizes the activity of the Company unrecognized tax benefits:

	Year ended August 31
	2012	2011
Balance at Beginning of Year	$138,054	$162,034
Increase (decrease) in tax positions for the current year	90,218	(23,980)
Balance at End of Year	$228,272	$138,054

The Company does not expect unrecognized tax expenses to change significantly over the next 12 months.

The Company and the Subsidiary are subject to Israeli income tax examinations and to U.S. Federal income tax examinations for the tax years of 2008 through 2012. As of August 31, 2012, the Group did not record any change to its unrecognized tax benefits.